Income Taxes - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax and Tax Rate [Line Items]
Valuation allowance	¥ 3,259	¥ 2,135
Valuation allowance in a net amount	¥ 3,259	(11,357)
Withholding tax rate	10.00%
Mainland
Income Tax and Tax Rate [Line Items]
Net operating loss carryforwards	¥ 41,871	26,049
Hong Kong
Income Tax and Tax Rate [Line Items]
Net operating loss carryforwards	¥ 12,198	¥ 16,804